Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2015
Commitments and Contingencies Disclosure
Minimum Future Charter Revenues
Period/ Year ending December 31,	Amount
2015 (period)	$73,919
2016	147,114
2017	115,821
2018	56,894
2019	24,273
Thereafter	200,764
Total	$618,785

Management Fees
Period/ Year ending December 31,	Amount
2015 (period)	$2,440
2016	4,999
2017	5,135
2018	5,289
2019	5,448
Thereafter	5,627

Total	$28,938